Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
May 31, 2019

Dates Covered
Collections Period	05/01/19 - 05/31/19
Interest Accrual Period	05/15/19 - 06/16/19
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/19	768,012,857.51	34,724
Yield Supplement Overcollateralization Amount 04/30/19	50,321,306.43	0
Receivables Balance 04/30/19	818,334,163.94	34,724
Principal Payments	28,117,312.96	602
Defaulted Receivables	1,177,207.69	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/19	47,862,546.88	0
Pool Balance at 05/31/19	741,177,096.41	34,072

Pool Statistics	$ Amount	# of Accounts
Pool Factor	71.51%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	5,289,354.65	215
Past Due 61-90 days	1,188,863.30	50
Past Due 91-120 days	393,376.32	22
Past Due 121+ days	0.00	0
Total	6,871,594.27	287

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.87%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	825,512.04
Aggregate Net Losses/(Gains) - May 2019	351,695.65
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.52%
Prior Net Losses Ratio	0.56%
Second Prior Net Losses Ratio	0.48%
Third Prior Net Losses Ratio	0.38%
Four Month Average	0.49%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	19,641,193.05
Actual Overcollateralization	19,641,193.05
Weighted Average APR	3.48%
Weighted Average APR, Yield Adjusted	6.39%
Weighted Average Remaining Term	55.26

Flow of Funds	$ Amount

Collections	31,314,354.18
Investment Earnings on Cash Accounts	8,987.41
Servicing Fee	(681,945.14)
Transfer to Collection Account	0.00
Available Funds	30,641,396.45

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,797,766.38
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	6,483,420.38
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	19,641,193.05
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,632,429.97

Total Distributions of Available Funds	30,641,396.45

Servicing Fee	681,945.14
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 05/15/19	747,660,516.79
Principal Paid	26,124,613.43
Note Balance @ 06/17/19	721,535,903.36

Class A-1
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-2
Note Balance @ 05/15/19	302,040,516.79
Principal Paid	26,124,613.43
Note Balance @ 06/17/19	275,915,903.36
Note Factor @ 06/17/19	74.7739576%

Class A-3
Note Balance @ 05/15/19	326,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	326,000,000.00
Note Factor @ 06/17/19	100.0000000%

Class A-4
Note Balance @ 05/15/19	89,060,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	89,060,000.00
Note Factor @ 06/17/19	100.0000000%

Class B
Note Balance @ 05/15/19	30,560,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	30,560,000.00
Note Factor @ 06/17/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,884,353.05
Total Principal Paid	26,124,613.43
Total Paid	28,008,966.48

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	704,761.21
Principal Paid	26,124,613.43
Total Paid to A-2 Holders	26,829,374.64

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.8831855
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.1084262
Total Distribution Amount	27.9916117

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.9099220
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	70.7984104
Total A-2 Distribution Amount	72.7083324

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	248.17
Noteholders' Principal Distributable Amount	751.83

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/19	2,546,066.61
Investment Earnings	5,086.17
Investment Earnings Paid	(5,086.17)
Deposit/(Withdrawal)	-
Balance as of 06/17/19	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Credit Risk Retention Information